UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC-BVI Partners
Address:             747 Third Avenue
                     27th Floor
                     New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Vice President of Managing Partner
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler           New York, NY              November 14, 2003
------------------------  ----------------------       --------------------
    [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                          --------------------

Form 13F Information Table Entry Total:             84
                                          --------------------

Form 13F Information Table Value Total:         $33,260
                                          --------------------
                                               (thousands)


List of Other Included Managers:
                                                    NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                      FOR QUARTER ENDED September 30, 2003


                                                                                                                  ITEM 5:
                                           ITEM 2:                    ITEM 3:               ITEM 4:              Shares or
            ITEM 1:                       Title of                    Cusip                  Fair               Principal
          Name of Issuer                   Class                      Number             Market Value            Amount
------------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp Conv PFD                   Cvt. Pfd.                   00253A408             99,120                33,600 SH
Aames Financial 5.5% of 3/15/06           Cvt. Sub. Debentures        00253AAE1          2,965,280             3,448,000 PRN
ABX Air inc.                              Common                      00080S101          1,004,400               405,000 SH
AFC Enterprise                            Common                      00104Q107          1,021,545                63,450 SH
Ambase Corp                               Common                      023164106            124,297               182,790 SH
Amern Bk Nt Holographic Inc               Common                       24377103             25,663                20,530 SH
Arizona Star Resources Corp               Common                      04059G106            335,849               165,360 SH
Auspex System Inc                         Common                      052116100              6,026               200,880 SH
Baycorp Holdings Ltd.                     Common                       72728108            435,498                31,107 SH
Bema Gold Corp                            Common                      08135F107            550,800               216,000 SH
Berkeley Tech Inc.                        Sponsored ADR               08437M107            300,454               130,632 SH
Blair Corp                                Common                      092828102             73,008                 3,510 SH
Bolivar Gold Corp                         Common                      097614101            249,820               194,400 SH
Bolivar Gold Corp                         Common                      097614101             25,612                60,750 Warrant
Canadian Superior Energy Inc.             Common                      136644101             82,080                54,000 SH
Canyon Resources Corp.                    Common                      138869300            215,055               121,500 SH
Catalytica Energy System                  Common                      148884109             48,425                14,900 SH
Centrex Inc.                              Common                      15640E103              9,450               135,000 SH
Chief Consolidated Mining Co.             Common                      168628105             46,200               420,000 SH
CINAR Corp                                Common                      171905300            512,100               170,700 SH
Claude Resources Inc                      Common                      182873109             68,597                54,000 SH
Criticare System Inc.                     Common                      226901106              8,532                 2,700 SH
Crystlex Inc                              Common                      22942F101            592,515               256,500 SH
Cygne Designs Inc.                        Common                      232556100              3,629                15,120 SH
Diamatrics Medical Inc.                   Common                      252532106              7,356                12,260 SH
DUSA Phamaceutical                        Common                      266898105            143,030                30,562 SH
Dynatec Corp                              Common                      267934107            149,357               189,000 SH
Ediets.com                                Common                      280597105            450,360               108,000 SH
Empire Energy Corp.                       Common                      291645208             13,734               152,600 SH
Endocare Inc.                             Common                      26264P104            784,350               189,000 SH
EP Medsystems                             Common                      26881P103            346,843                87,366 SH
ESG Re Ltd.                               Common                      000G312151           218,017               703,280 SH
FNX Mining Co                             Common                      30253R101            137,700                27,000 SH
G III Apparel Grp Ltd                     Common                      36237H101             79,056                 8,100 SH
Gabriel Resources Ltd.                    Common                      361970106             84,591                35,100 SH
Great Northern Explorations Ltd.          Common                      391018108            127,292                40,500 SH
Igen Int'l Inc.                           Common                      449536101          1,710,126                29,700 SH
Integrated Telecom Exp Inc                Common                      45817U101             65,094               283,016 SH
Ivanhoe Mines Ltd                         Common                      46579N103            307,090                54,000 SH
Jacksonville Savings Bank                 Common                      46924P100             52,416                 3,276 SH
Juina Mining Corp                         Common                      48131Q202             20,129               575,100 SH
Kinross Gold Corp.                        Common                      496902206            100,710                13,500 SH
M&F Worldwide Corp                        Common                      552541104            835,210                86,730 SH
MAIR Holdings, Inc.                       Common                      560635104            514,836                75,600 SH
Max Worldwide Inc.                        Common                      577940109            389,038               540,330 SH
Media Art Group Inc                       Common                      58439C102              4,630                 2,184 SH
Merita Savings Bank                       Common                      590007100            108,232                35,370 SH
Microtune Inc.                            Common                      59514P109            356,200               143,629 SH
MIPS Technologies                         Common - Class B            604567206            339,911                85,620 SH
MK Gold Corp                              Common                      55305P100            155,477               137,590 SH
MM Companies                              Common                      55310J107             43,753                33,656 SH
Molex Inc                                 Common - Class A            608554200          1,843,325                75,330 SH
Motor Parts & Accessories                 Common                      620071100            101,491                27,430 SH
Mutual Risk Mgmt Ltd.                     Common                      628351108             18,314             1,526,156 SH
NCRIC Group Inc                           Common                      62886p103            893,653                83,519 SH
Nevsun Resources Ltd                      Common                      64156L101            508,493               135,000 SH
New Valley Corp                           Common                      649080504            113,778                27,090 SH
Newmont Mining Corp.                      Common                      651639106            555,078                14,200 SH
Northern Orion Explorations Ltd           Common                      665575106            582,120               378,000 SH
Northern Orion Explorations Ltd           Common                      665575106             31,952                54,000 Warant
Northgate Exploration Ltd                 Common                      666416102            173,310               109,000 SH
Pergrine System Inc.                      Common                      71366Q200             46,035                 2,700 SH

                             SC-BVI PARTNERS
                                 FORM 13F
                      FOR QUARTER ENDED September 30, 2003


                                                                                                                  ITEM 5:
                                           ITEM 2:                    ITEM 3:               ITEM 4:              Shares or
            ITEM 1:                       Title of                    Cusip                  Fair               Principal
          Name of Issuer                   Class                      Number             Market Value            Amount
------------------------------------------------------------------------------------------------------------------------------------
Pharmacyclics Inc                         Common                      716933106             65,475                13,500 SH
Pomeroy Computer Res Inc                  Common                      731822102            488,988                38,503 SH
Progress Financial Corp.                  Common                      743266108          1,109,766                40,532 SH
Read Rite Corp                            Common                      755246204             40,215               855,630 SH
Regeneration Technologies                 Common                      75886N100            121,500                13,500 SH
Rio Alto Resources                        Common                      766893101            610,619               950,320 SH
Riverstone Network Inc                    Common                      769320102                270                   270 SH
Rogue Wave Software Inc.                  Common                      775369101            113,130                27,000 SH
Scpie Holding Inc                         Common                      78402P104          3,237,960               323,796 SH
Selectica Inc.                            Common                      816288104            128,250                27,000 SH
Sierra Pacific Resources                  Common                      826428104          2,226,199               459,010 SH
Stone & Webster                           Common                      861572105             26,076                65,190 SH
Techology Solution                        Common                      87872T108             46,002                37,400 SH
Terraquest Energy Corp.                   Common                      88103P105            216,164             1,009,260 SH
Texas Geno Hldg                           Common                      882443104          1,427,286                59,970 SH
Traffic Inc                               Common                      892721101            143,779                40,501 SH
Trico Marine Service Inc                  Common                      896106101            115,001                53,991 SH
TXU Europe Capital I                      Preferred                   87316S203            345,265                60,046 SH
Venturi Partners Inc.                     Common                      92330P102            433,560                43,356 SH
Wheaton River Minerals                    Common                      962902102            436,000               218,000 SH
Windmill & Co Inc                         Common                      974259103            148,701                40,852 SH
Zonagen Inc                               Common                      98975L108            564,176               324,239 SH


                             ** TABLE CONTINUED **

                             SC-BVI PARTNERS
                                 FORM 13F
                      FOR QUARTER ENDED September 30, 2003

                                                           ITEM 6:                                           ITEM 8:
                                                   INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                                        (b) Shares                   ITEM 7:
            ITEM 1:                                    as Defined    (c) Shared     Managers
          Name of Issuer               (a) Sole        in Instr. V     Other      See Instr. V     (a) Sole    (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp Conv PFD                  33,600          --            --            --                33,600       --         --
Aames Financial 5.5% of 3/15/06       3,448,000          --            --            --             3,448,000       --         --
ABX Air inc.                            405,000          --            --            --               405,000       --         --
AFC Enterprise                           63,450          --            --            --                63,450       --         --
Ambase Corp                             182,790          --            --            --               182,790       --         --
Amern Bk Nt Holographic Inc              20,530          --            --            --                20,530       --         --
Arizona Star Resources Corp             165,360          --            --            --               165,360       --         --
Auspex System Inc                       200,880          --            --            --               200,880       --         --
Baycorp Holdings Ltd.                    31,107          --            --            --                31,107       --         --
Bema Gold Corp                          216,000          --            --            --               216,000       --         --
Berkeley Tech Inc.                      130,632          --            --            --               130,632       --         --
Blair Corp                                3,510          --            --            --                 3,510       --         --
Bolivar Gold Corp                       194,400          --            --            --               194,400       --         --
Bolivar Gold Corp                        60,750          --            --            --                60,750       --         --
Canadian Superior Energy Inc.            54,000          --            --            --                54,000       --         --
Canyon Resources Corp.                  121,500          --            --            --               121,500       --         --
Catalytica Energy System                 14,900          --            --            --                14,900       --         --
Centrex Inc.                            135,000          --            --            --               135,000       --         --
Chief Consolidated Mining Co.           420,000          --            --            --               420,000       --         --
CINAR Corp                              170,700          --            --            --               170,700       --         --
Claude Resources Inc                     54,000          --            --            --                54,000       --         --
Criticare System Inc.                     2,700          --            --            --                 2,700       --         --
Crystlex Inc                            256,500          --            --            --               256,500       --         --
Cygne Designs Inc.                       15,120          --            --            --                15,120       --         --
Diamatrics Medical Inc.                  12,260          --            --            --                12,260       --         --
DUSA Phamaceutical                       30,562          --            --            --                30,562       --         --
Dynatec Corp                            189,000          --            --            --               189,000       --         --
Ediets.com                              108,000          --            --            --               108,000       --         --
Empire Energy Corp.                     152,600          --            --            --               152,600       --         --
Endocare Inc.                           189,000          --            --            --               189,000       --         --
EP Medsystems                            87,366          --            --            --                87,366       --         --
ESG Re Ltd.                             703,280          --            --            --               703,280       --         --
FNX Mining Co                            27,000          --            --            --                27,000       --         --
G III Apparel Grp Ltd                     8,100          --            --            --                 8,100       --         --
Gabriel Resources Ltd.                   35,100          --            --            --                35,100       --         --
Great Northern Explorations Ltd.         40,500          --            --            --                40,500       --         --
Igen Int'l Inc.                          29,700          --            --            --                29,700       --         --
Integrated Telecom Exp Inc              283,016          --            --            --               283,016       --         --
Ivanhoe Mines Ltd                        54,000          --            --            --                54,000       --         --
Jacksonville Savings Bank                 3,276          --            --            --                 3,276       --         --
Juina Mining Corp                       575,100          --            --            --               575,100       --         --
Kinross Gold Corp.                       13,500          --            --            --                13,500       --         --
M&F Worldwide Corp                       86,730          --            --            --                86,730       --         --
MAIR Holdings, Inc.                      75,600          --            --            --                75,600       --         --
Max Worldwide Inc.                      540,330          --            --            --               540,330       --         --
Media Art Group Inc                       2,184          --            --            --                 2,184       --         --
Merita Savings Bank                      35,370          --            --            --                35,370       --         --
Microtune Inc.                          143,629          --            --            --               143,629       --         --
MIPS Technologies                        85,620          --            --            --                85,620       --         --
MK Gold Corp                            137,590          --            --            --               137,590       --         --
MM Companies                             33,656          --            --            --                33,656       --         --
Molex Inc                                75,330          --            --            --                75,330       --         --
Motor Parts & Accessories                27,430          --            --            --                27,430       --         --
Mutual Risk Mgmt Ltd.                 1,526,156          --            --            --             1,526,156       --         --
NCRIC Group Inc                          83,519          --            --            --                83,519       --         --
Nevsun Resources Ltd                    135,000          --            --            --               135,000       --         --
New Valley Corp                          27,090          --            --            --                27,090       --         --
Newmont Mining Corp.                     14,200          --            --            --                14,200       --         --
Northern Orion Explorations Ltd         378,000          --            --            --               378,000       --         --
Northern Orion Explorations Ltd          54,000          --            --            --                54,000       --         --
Northgate Exploration Ltd               109,000          --            --            --               109,000       --         --
Pergrine System Inc.                      2,700          --            --            --                 2,700       --         --

                             SC-BVI PARTNERS
                                 FORM 13F
                      FOR QUARTER ENDED September 30, 2003


                                                     ITEM 6:                                                     ITEM 8:
                                                INVESTMENT DISCRETION                                    VOTING AUTHORITY SHARES
                                                  (b) Shares                    ITEM 7:
            ITEM 1:                              as Defined     (c) Shared      Managers
          Name of Issuer             (a) Sole    in Instr. V      Other       See Instr. V     (a) Sole       (b) Shared   (c) None
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacyclics Inc                      13,500      --             --             --                13,500          --          --
Pomeroy Computer Res Inc               38,503      --             --             --                38,503          --          --
Progress Financial Corp.               40,532      --             --             --                40,532          --          --
Read Rite Corp                        855,630      --             --             --               855,630          --          --
Regeneration Technologies              13,500      --             --             --                13,500          --          --
Rio Alto Resources                    950,320      --             --             --               950,320          --          --
Riverstone Network Inc                    270      --             --             --                   270          --          --
Rogue Wave Software Inc.               27,000      --             --             --                27,000          --          --
Scpie Holding Inc                     323,796      --             --             --               323,796          --          --
Selectica Inc.                         27,000      --             --             --                27,000          --          --
Sierra Pacific Resources              459,010      --             --             --               459,010          --          --
Stone & Webster                        65,190      --             --             --                65,190          --          --
Techology Solution                     37,400      --             --             --                37,400          --          --
Terraquest Energy Corp.             1,009,260      --             --             --             1,009,260          --          --
Texas Geno Hldg                        59,970      --             --             --                59,970          --          --
Traffic Inc                            40,501      --             --             --                40,501          --          --
Trico Marine Service Inc               53,991      --             --             --                53,991          --          --
TXU Europe Capital I                   60,046      --             --             --                60,046          --          --
Venturi Partners Inc.                  43,356      --             --             --                43,356          --          --
Wheaton River Minerals                218,000      --             --             --               218,000          --          --
Windmill & Co Inc                      40,852      --             --             --                40,852          --          --
Zonagen Inc                           324,239      --             --             --               324,239          --          --


                              ** TABLE COMPLETE **